Consolidated balance sheets - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 1,090,214	€ 1,403,492
Trade accounts and other receivables from unrelated parties	4,024,825	3,471,213
Accounts receivable from related parties	37,430	165,299
Inventories	2,227,448	2,179,175
Other current assets	726,528	730,460
Other current financial assets	318,303	244,172
Assets held for sale	265,184	507,600
Total current assets	8,689,932	8,701,411
Property, plant and equipment	3,649,617	3,782,780
Right-of-use assets	3,612,220	3,671,241
Intangible assets	1,354,525	1,362,327
Goodwill	14,807,304	14,650,008
Deferred taxes	278,064	283,953
Investment in equity method investees	647,964	642,928
Other non-current assets	131,490	223,576
Other non-current financial assets	725,088	611,584
Total non-current assets	25,206,272	25,228,397
Total assets	33,896,204	33,929,808
Liabilities
Accounts payable to unrelated parties	783,679	762,068
Accounts payable to related parties	127,085	123,081
Current provisions and other current liabilities	1,541,986	1,617,434
Other current financial liabilities	1,859,700	1,675,556
Short-term debt from unrelated parties	321,974	456,904
Current portion of long-term debt	480,828	487,699
Current portion of lease liabilities from unrelated parties	592,069	593,033
Current portion of lease liabilities from related parties	24,803	23,926
Income tax liabilities	139,390	191,265
Liabilities directly associated with assets held for sale	64,410	180,624
Total current liabilities	5,935,924	6,111,590
Long-term debt, less current portion	6,853,650	6,959,863
Lease liabilities from unrelated parties, less current portion	3,378,234	3,419,338
Lease liabilities from related parties, less current portion	100,528	109,649
Non-current provisions and other non-current liabilities	362,610	332,813
Other non-current financial liabilities	708,341	715,660
Pension liabilities	629,916	664,327
Income tax liabilities	45,324	39,747
Deferred taxes	694,322	750,286
Total non-current liabilities	12,772,925	12,991,683
Total liabilities	18,708,849	19,103,273
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of June 30, 2024 (December 31, 2023: 293,413,449)	293,413	293,413
Additional paid-in capital	3,386,693	3,380,331
Retained earnings	10,871,955	10,921,686
Accumulated other comprehensive income (loss)	(620,459)	(975,169)
Total FME AG shareholders' equity	13,931,602	13,620,261
Noncontrolling interests	1,255,753	1,206,274
Total equity	15,187,355	14,826,535
Total liabilities and equity	€ 33,896,204	€ 33,929,808